Other Operating Income - Additional Information (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Other Operating Income [Line Items]
Other operating income	[1]	€ 237	€ 355	€ 254	[2]
Net operating foreign exchange losses		80	146	98
Gains on disposals of operating non-current assets		90	40	146
Gains on litigation settlements			192
Regeneron [Member]
Disclosure Of Other Operating Income [Line Items]
Alliance agreements		(12)	141
Alliance agreements, profits from commercialization of antibodies		385	419
Alliance agreements, related commercialization expenses		397	278
Pharmaceuticals [Member]
Disclosure Of Other Operating Income [Line Items]
Alliance agreements		€ 7	€ 191	€ 59

[1]	The results of the Animal Health business, and the gain on the divestment of that business, are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations); see Notes D.1. and D.36.
[2]	Following a change in accounting presentation in 2016, VaxServe sales of non-Sanofi products are included in Other revenues. The presentation of 2015 Net sales and Other revenues has been amended accordingly (see Note B.13.).